Income tax income / (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Income
Income tax income/(expense) is comprised of current and deferred tax.

Income tax income/(expense) is comprised of current and deferred tax.

€ in thousand		Year ended December 31,
	2021	2020	2019
Current tax
Current income tax charge	(32)	(69)	(2,849)
Adjustments in respect of current income tax of previous year	(19)	109	(258)
Deferred tax
Relating to origination and reversal of temporary differences	(3,395)	869	2,233
Income tax income/(expense)	(3,446)	909	(874)

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

€ in thousand	Year ended December 31,
	2021	2020	2019
Loss before tax	(69,979)	(65,302)	(870)
Tax calculated at domestic tax rates applicable to profits in the respective countries	18,824	16,675	1,431
Income not subject to tax (mainly R&D tax credit)	10,739	2,612	1,727
Expenses not deductible for tax purposes	(2,509)	(1,789)	(169)
Deferred tax asset not recognized	(26,902)	(15,852)	(7,405)
Utilization of previously unrecognized tax losses	—	—	5,480
Income tax credit	(459)	109	105
Effect of change in applicable tax rate	(3,291)	(771)	(1,708)
Exchange differences	296	(105)	62
Income tax of prior years	(64)	170	(256)
Minimum income tax	(80)	(141)	(142)
Income tax income/(expense)	(3,446)	909	(874)

Effective income tax rate	—	—	—

The gross movement on the deferred income tax account was as follows:

The gross movement on the deferred income tax account was as follows:

€ in thousand	2021	2020	2019
Beginning of year	5,158	4,988	2,689
Exchange differences	(529)	(699)	66
Income statement charge / (credit)	(3,395)	869	2,233
End of year	2,292	5,158	4,988

The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

The deferred tax assets and liabilities are allocable to the various balance sheet items as follows:

€ in thousand	As at December 31,
	2021	2020
Deferred tax asset from
Tax losses carried forward	156,470	131,633
Fixed assets	2,007	2,033
Inventory	1,837	4,108
Borrowings and accrued interest	1,284	1,161
Provision	1,611	1,564
Other items	2,891	2,019
Non-recognition of deferred tax assets	(153,836)	(126,283)
Total deferred tax assets	12,264	16,235
Deferred tax liability from
Fixed assets	(2,359)	(1,187)
Intangible assets	(6,855)	(7,480)
Other items	(758)	(2,410)
Total deferred tax liability	(9,972)	(11,077)
Deferred tax, net	2,292	5,158